Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2025
High Yield Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy, hold, and sell interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25.53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.53%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are generally securities rated below investment grade by major credit rating agencies (BB+ or lower by S&P; Ba1 or lower by Moody’s; BB+ or lower by Fitch), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. There is no minimal acceptable rating for a security to be purchased or held by the Portfolio. The Portfolio may invest up to 30% of net assets in non-investment grade foreign securities, including those of issuers located in emerging markets, consistent with its investment objective. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities.The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as “junk bonds.” These securities tend to offer higher yields than higher rated securities of comparable maturities primarily because of the market’s greater uncertainty about the issuer’s ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Portfolio.The adviser selects securities that it believes have attractive investment characteristics and seeks to minimize default risk and other risks through careful security selection and diversification. The adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuer. The adviser’s analysis focuses on the issuer’s financial condition, business and product strength, competitive position and management expertise. Further, the adviser considers current economic, financial market and industry factors, which may affect the issuer. The adviser does not limit the Portfolio’s investments to securities of a particular maturity range and does not target an average effective maturity or duration.In addition, as part of its security selection process, among other factors, the adviser also evaluates whether environmental, social and governance factors could have positive or negative impact on the risk profiles of many issuers in the universe of securities in which the Portfolio may invest. Examples of ESG factors that may be considered include, but are not limited to, carbon emissions, waste and harmful substance management, product and employee safety, human capital management and labor relations, and corporate governance structure and oversight. Specific factors and the weight given to those factors will vary relative to the material impact it may have on the risk assessment of the issuer. The adviser may also consider information derived from active engagement conducted by its in-house stewardship team with certain issuers or guarantors. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by the adviser as an additional input to Portfolio risk/return characteristics. Consideration of ESG factors may not be determinative in the adviser’s investment process and the adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio.The adviser strives to adhere to a strong sell discipline and generally effects a sale if it believes a security’s future total return has become less attractive relative to other securities, the company begins to perform poorly, the industry outlook changes, or any other event occurs that changes the adviser’s conclusion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio's investment strategy (Strategy Index). The table also shows the Portfolio's returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio's investment strategy (Strategy Index). The table also shows the Portfolio's returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Portfolio has added this broad-based index in response to new regulatory requirements.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter/YearReturnBest Quarter2nd quarter, 202010.08%Worst Quarter1st quarter, 2020-12.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return  <br/>(for periods ended December 31, 2024)
High Yield Bond Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
High Yield Bond Portfolio | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected and the adviser's quality determinations with respect to securities that are unrated by the major credit rating agencies may be inaccurate, which could cause the Portfolio to underperform other mutual funds or lose money.
High Yield Bond Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. Changes in credit spreads or improvements in an issuer’s credit quality may increase the risk that an issuer calls outstanding securities prior to their maturity.
High Yield Bond Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in the value of its holdings compared with investments made in U.S. securities or in foreign, developed countries. Investments in emerging markets may be subject to political, economic, legal, market, and currency risks. Emerging market securities trade in smaller markets which may experience significant price and market volatility, fluctuations in currency values, interest rates and commodity prices, higher transaction costs, and the increased likelihood of the occurrence of trading difficulties, such as delays in executing, clearing and settling Portfolio transactions or in receiving payment of dividends. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting, financial reporting, and recordkeeping standards, and more limited investor protection provisions when compared with developed economies. Emerging market risks also may include unpredictable and changing political, economic and tax policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions in certain investments by other countries, such as the United States.
High Yield Bond Portfolio | ESG Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•ESG Risk – Incorporating the consideration of ESG factors in the investment process may result in the exclusion of certain securities for non-investment reasons and therefore the Portfolio may forego some market opportunities available to funds that do not consider ESG factors. The evaluation of ESG factors may affect the Portfolio’s exposure to certain issuers or industries and may not work as intended. The Portfolio may underperform other funds that do not consider ESG factors or that use different ESG factors to evaluate a security. Information used to evaluate ESG factors may not be readily available, complete, or accurate, and may vary across providers and issuers, as ESG factors are not uniformly defined or assessed. There is no guarantee that evaluating ESG considerations for individual securities will positively contribute to the Portfolio’s performance results.
High Yield Bond Portfolio | Foreign Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
High Yield Bond Portfolio | High Yield Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, have greater risk of loss than higher rated securities, and are predominantly speculative with respect to an issuer’s ability to pay interest and repay principal. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.
High Yield Bond Portfolio | Inflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.
High Yield Bond Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. Duration measures the price sensitivity of a fixed income instrument to changes in interest rates. A portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. For example, the market value of a fixed income portfolio with an average duration of five years generally would be expected to fall approximately 5% if interest rates rose by one percentage point. Declining interest rates may increase the risk that an issuer calls outstanding securities prior to their maturity.
High Yield Bond Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Liquidity Risk – High yield debt securities may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn or when investing in emerging markets.
High Yield Bond Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
High Yield Bond Portfolio | Underlying Portfolio Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
High Yield Bond Portfolio | High Yield Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	$ 579
2015	rr_AnnualReturn2015	(1.36%)
2016	rr_AnnualReturn2016	14.59%
2017	rr_AnnualReturn2017	6.88%
2018	rr_AnnualReturn2018	(2.71%)
2019	rr_AnnualReturn2019	14.97%
2020	rr_AnnualReturn2020	6.64%
2021	rr_AnnualReturn2021	5.31%
2022	rr_AnnualReturn2022	(11.33%)
2023	rr_AnnualReturn2023	13.24%
2024	rr_AnnualReturn2024	6.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.32%)
1 Yr	rr_AverageAnnualReturnYear01	6.38%
5 Yr	rr_AverageAnnualReturnYear05	3.71%
10 Yr	rr_AverageAnnualReturnYear10	4.95%
High Yield Bond Portfolio | Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.25%	[1]
5 Yr	rr_AverageAnnualReturnYear05	(0.33%)	[1]
10 Yr	rr_AverageAnnualReturnYear10	1.35%	[1]
High Yield Bond Portfolio | Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.19%
5 Yr	rr_AverageAnnualReturnYear05	4.20%
10 Yr	rr_AverageAnnualReturnYear10	5.16%

[1]	The Portfolio has added this broad-based index in response to new regulatory requirements.